Provisions and contingent liabilities	12 Months Ended
Dec. 31, 2023
Provisions And Contingent Liabilities [Abstract]
Provisions and contingent liabilities	Provisions and contingent liabilities
For the years covered by these financial statements, the Group was not directly involved in lawsuits for which the possibility of loss was probable. Therefore, no provision was recorded pursuant to IAS 37 (Provisions, Contingent Liabilities, and Contingent Assets) relating to any of the below matters.
Taxes
In 2017 and 2018, the Company's subsidiaries Patria Investimentos Ltda. ("PILTDA") and Patria Infraestrutura Gestão de Recursos Ltda. ("PINFRA"), became involved in administrative proceedings to defend the exemption of municipal tax over services ("ISS"). In 2019 Municipality of São Paulo obtained a favorable judgment; however, these administrative proceedings gave rise to judicial lawsuits, for which decisions are still pending. PINFRA was subsequently merged into PILTDA on September 30, 2020. As of December 31, 2023, management assisted by external legal counsel assessed the risk of loss relating to these lawsuits as possible and estimated the potential loss for PILTDA as US$ 3,133 (US$ 2,602 as of December 31, 2022) and for PINFRA as US$ 3,452 (US$ 2,842 as of December 31, 2022). As of March 22, 2022, PILTDA was notified of additional administrative proceedings related to the exemption of ISS between 2017 and 2019. Management, assisted by external legal counsel, assessed the risk of loss relating to these additional lawsuits as possible and evaluated the additional potential loss for PILTDA as US$4,390 as of December 31, 2023 (US$ 3,623 as of December 31, 2022).
During January 2020, PILTDA received infraction notices for an amount as of December 31, 2023 of approximately US$ 6,585 (US$ 5,578 as of December 31, 2022) related to taxes on gross revenue and an amount of approximately US$ 2,512 (US$ 2,148 as of December 31, 2022) related to labor taxes, for which external legal counsel assessed the risk of loss relating to these lawsuits as possible.